Intangible Assets - Summary of Possible Changes of Key Assumptions of Cash Generating Units (Detail) - Revenue growth rates (GAGR) [member] - Aggregate not significant individual intangible assets
¥ in Thousands
12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Unfavourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	(230)	(230)	(230)
Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ (171,901)	¥ (167,050)	¥ (296,243)
Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ 1,029,470	¥ 798,237	¥ 2,132,301
Favourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	230	230	230
Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ 185,781	¥ 181,816	¥ 322,027
Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ 1,387,152	¥ 1,147,103	¥ 2,750,571